RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2022	Feb. 28, 2023	Feb. 28, 2022	Jul. 18, 2016
Related Party Transaction [Line Items]
Net borrowings on loan payable - related party	$ 0	$ 0			$ 0	$ 803,394
Loan payable-related party	32,473,345		$ 32,473,345		31,254,345	26,233,598	$ 3,500
Interest expenses bearing					$ 90,000
Percentage of interest expense due to related party					12.00%
Interest accrued related party			28,267		$ 15,660	2,700
Consulting fees for research and development	526,723	794,460	2,185,998	$ 2,735,589	3,578,981	2,258,819
Deferred salary					108,000
Stock based compensation			337,896	481,000	740,050	2,158,050
Series G Preferred Stock [Member]
Related Party Transaction [Line Items]
Stock issued during period redeemable option					1,500,000
Employment Agreement [Member]
Related Party Transaction [Line Items]
Incentive compensation payable	$ 1,166,000		$ 1,166,000		979,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Incentive compensation plan payable					499,500	479,500
Balance of incentive compensation payable					$ 979,000	479,500
Stock issued during period redeemable option						$ 1,500,000
Chief Executive Officer [Member] | Series G Preferred Stock [Member]
Related Party Transaction [Line Items]
Share price	$ 1,000		$ 1,000		$ 1,000	$ 1,000
Stock issued during period redeemable option, shares						1,500
Stock based compensation						$ 1,500,000
Chief Executive Officer [Member] | Employment Agreement [Member]
Related Party Transaction [Line Items]
Incentive compensation plan payable	$ 62,000	$ 138,000	$ 187,000	$ 362,500
Related Party [Member]
Related Party Transaction [Line Items]
Loan payable-related party	299,286		299,286		$ 206,516	$ 193,556
Balance due to related party	$ 222,754		222,754		108,000
Interest expenses bearing			$ 183,625		$ 108,000
Percentage of interest expense due to related party			12.00%		12.00%